Derivatives and hedge accounting - Offsetting (Details) - SEK (kr) kr in Millions	Dec. 31, 2023	Dec. 31, 2022
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial assets	kr 10,705	kr 19,557
Amounts offset in the Statement of Financial Position	(4,273)	(9,253)
Net amounts of financial assets presented in the Statement of Financial Position	6,432	10,304
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(2,049)	(3,749)
Cash collateral received	(3,573)	(6,539)
Net amount	810	16
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	16,910	22,440
Amounts offset in the Statement of Financial Position	(4,273)	(9,253)
Net amounts of financial liabilities presented in the Statement of Financial Position	12,637	13,187
Amounts subject to an enforceable master netting arrangement or similar agreement not offset in the Statement of Financial Position related to:
Financial instruments	(2,049)	(3,749)
Cash collateral paid	(10,353)	(9,186)
Net amount	kr 235	kr 252